UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

January 31, 2019 (Unaudited)

Schedule of Investments LSV Emerging Markets Equity Fund
	Shares	Value (000)
Foreign Common Stock (96.0%)
Brazil (5.0%)
Banco do Brasil	4,800	$68
EDP - Energias do Brasil	9,200	42
JBS	8,200	34
MRV Engenharia e Participacoes	7,500	31
Porto Seguro	2,100	32
Qualicorp Consultoria e Corretora de Seguros	7,000	31
Sao Martinho	4,900	26

		264

Chile (0.7%)
AES Gener	117,000	35

China (3.4%)
China CITIC Bank, Cl H	83,000	54
Great Wall Motor, Cl H	63,500	43
Kunlun Energy	46,000	49
Shanghai Pharmaceuticals Holding, Cl H	15,600	33

		179

Colombia (0.5%)
Interconexion Electrica ESP	6,100	27

Czech Republic (0.5%)
Philip Morris CR	40	26

Egypt (1.0%)
Eastern Tobacco	27,400	26
ElSewedy Electric	24,500	25

		51

Greece (0.7%)
Motor Oil Hellas Corinth Refineries	1,400	35

Hong Kong (25.4%)
Agile Group Holdings	22,000	29
Air China, Cl H	36,000	36
Beijing Enterprises Holdings	9,000	51
BOC Aviation	3,600	30
BYD Electronic International	26,000	32
China BlueChemical	90,000	29
China Communications Construction, Cl H	35,000	35
China Everbright Bank, Cl H	80,000	38

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Hong Kong (continued)
China Hongqiao Group	46,000	$29
China Medical System Holdings	29,000	30
China Minsheng Banking, Cl H	63,000	48
China Mobile	9,500	100
China Petroleum & Chemical, Cl H	98,000	82
China Railway Group, Cl H	42,000	39
China Railway Signal & Communication, Cl H	27,000	21
China Reinsurance Group, Cl H	160,000	36
China Telecom, Cl H	154,000	83
China Traditional Chinese Medicine Holdings	46,000	30
Country Garden Holdings	36,000	51
Dongfeng Motor Group, Cl H	34,000	36
Far East Horizon	38,000	39
FIT Hon Teng	63,000	29
Geely Automobile Holdings	30,000	51
Guangzhou R&F Properties	17,600	35
Huaneng Renewables, Cl H	98,000	28
IGG	18,000	27
Kingboard Laminates Holdings	27,500	28
Lonking Holdings	81,000	27
Nine Dragons Paper Holdings	43,000	44
People’s Insurance Group of China, Cl H	101,000	42
PICC Property & Casualty, Cl H	34,000	35
Sinopec Engineering Group, Cl H	30,000	30
SITC International Holdings	29,000	27
Yuexiu Transport Infrastructure	40,000	31

		1,338

Hungary (1.0%)
Magyar Telekom Telecommunications	31,200	53

India (6.9%)
Bharat Petroleum	8,900	43
Cyient	2,900	25
Gujarat State Fertilizers & Chemicals	15,900	22
HCL Technologies	3,000	42
Indiabulls Housing Finance	3,100	29
JK Paper	9,500	18
Jubilant Life Sciences	2,500	25
KPIT Engineering*	10,100	12

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
India (continued)
KPIT Technologies	10,100	$16
National Aluminium	37,500	31
Power Finance	19,900	29
REC	14,200	25
Sonata Software	4,100	19
Torrent Power	8,700	30

		366

Indonesia (2.2%)
Bank Negara Indonesia Persero	67,200	44
Bukit Asam	81,200	25
United Tractors	13,900	26
Waskita Beton Precast	814,500	22

		117

Malaysia (2.3%)
AirAsia Group	48,400	36
AMMB Holdings	41,300	45
RHB Bank	30,600	41

		122

Mexico (2.4%)
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand, Cl B	38,300	57
Fibra Uno Administracion	20,400	28
Grupo Mexico	17,400	41

		126

Philippines (1.2%)
Metro Pacific Investments	388,200	36
PLDT	1,200	30

		66

Poland (1.6%)
Polskie Gornictwo Naftowe i Gazownictwo	15,700	32
Powszechny Zaklad Ubezpieczen	4,300	52

		84

Russia (3.2%)
Gazprom PJSC ADR	11,300	55
LUKOIL PJSC ADR	800	64

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Russia (continued)
Mobile TeleSystems PJSC ADR	5,800	$50

		169

Singapore (0.8%)
Yangzijiang Shipbuilding Holdings	42,100	44

South Africa (5.3%)
Absa Group	4,100	57
African Rainbow Minerals	2,800	31
Aspen Pharmacare Holdings	2,400	26
Astral Foods	1,500	18
Exxaro Resources	3,000	35
Group	4,100	27
Imperial Logistics	5,300	27
Mondi	1,400	35
Tsogo Sun Holdings	15,800	24

		280

South Korea (15.0%)
Daelim Industrial	400	38
Daewoong*	1,000	16
DB Insurance	400	25
Hyundai Glovis	240	31
Hyundai Greenfood*	1,400	17
Hyundai Marine & Fire Insurance	800	27
Jeju Air*	800	24
Kia Motors	1,300	42
Korea United Pharm*	1,300	27
KT&G	300	27
Maeil Dairies*	300	21
S&T Motiv*	600	18
Samjin Pharmaceutical*	800	28
Samsung Electronics	6,500	270
Samyang Holdings*	300	22
SFA Engineering*	700	26
Shinhan Financial Group	1,000	39
Silicon Works	800	28
SK Telecom	200	46
Vieworks	600	18

		790

Taiwan (10.7%)
Cathay Financial Holding	25,000	36
China Life Insurance	52,000	47
Chipbond Technology	15,000	33
FLEXium Interconnect	9,000	22
Fubon Financial Holding	42,000	61
Globalwafers	4,000	39

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Taiwan (continued)
International CSRC		$23
Investment Holdings	16,000
Pou Chen	29,000	35
Primax Electronics	14,000	23
Radiant Opto-Electronics	10,000	29
Simplo Technology	4,000	29
Sino-American Silicon Products	9,000	19
Taiwan Business Bank	108,000	39
Tripod Technology	11,000	30
Yuanta Financial Holding	120,000	67
Zhen Ding Technology Holding	11,000	29

		561

Thailand (3.7%)
Hana Microelectronics	23,200	26
Krung Thai Bank	96,200	61
PTT Global Chemical	17,900	39
Quality Houses	195,200	18
Ratchaburi Electricity Generating Holding	15,500	28
Vinythai	31,200	24

		196

Turkey (1.3%)
KOC Holding	11,000	37
Turkiye Sise ve Cam Fabrikalari	24,300	32

		69

United Kingdom (1.2%)
Lenta GDR*	6,000	20
MMC Norilsk Nickel PJSC ADR	2,000	41

		61

TOTAL FOREIGN COMMON STOCK (Cost $4,858)		5,059

Foreign Preferred Stock (3.5%)
Brazil (3.0%)
Banco do Estado do Rio Grande do Sul	7,900	51
Cia Paranaense de Energia	5,500	53
Telefonica Brasil	3,900	52

		156

LSV Emerging Markets Equity Fund

Brazil (continued)
	Shares	Value (000)
Colombia (0.5%)
Banco Davivienda	2,300	$27

TOTAL FOREIGN PREFERRED STOCK (Cost $171)		183

	Face Amount (000)
Repurchase Agreement (0.5%)
Morgan Stanley 2.300%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $29 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $29, 1.875% - 3.750%, 11/15/21 - 11/15/43; total market value $29)	$29	29

TOTAL REPURCHASE AGREEMENT (Cost $29)		29

Total Investments – 100.0% (Cost $5,058)		$5,271

Percentages are based on Net Assets of $5,268 (000).

*    Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

Schedule of Investments

January 31, 2019 (Unaudited)

The following is a list of the level of inputs used as of January 31, 2019, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Foreign Common Stock
Brazil	$264	$–	$–	$264
Chile	35	–	–	35
China	179	–	–	179
Colombia	27	–	–	27
Czech Republic	26	–	–	26
Egypt	51	–	–	51
Greece	35	–	–	35
Hong Kong	1,338	–	–	1,338
Hungary	53	–	–	53
India	366	–	–	366
Indonesia	117	–	–	117
Malaysia	122	–	–	122
Mexico	126	–	–	126
Philippines	66	–	–	66
Poland	84	–	–	84
Russia	169	–	–	169
Singapore	44	–	–	44
South Africa	280	–	–	280
South Korea	790	–	–	790
Taiwan	–	561	–	561
Thailand	196	–	–	196
Turkey	69	–	–	69
United Kingdom	61	–	–	61

Total Foreign Common Stock	4,498	561	–	5,059

Total Foreign Preferred Stock	183	–	–	183

Total Repurchase Agreement	–	29	–	29

Total Investments in Securities	$4,681	$590	$–	$5,271

‡ Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended January 31, 2019, there were no transfers from Level 2 to Level 1 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended January 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-008-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019